UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended December 31, 2006

If amended report check here:      |x|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Ronald Christopher   Vice President, Beneficial Ownership Group  (212) 855-0587
--------------------------------------------------------------------------------
Name                          (Title)                                 (Phone)


                                        /s/         Ronald Christopher
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, April 23, 2007
                                      ------------------------------------------
                                             (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.



                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   5
                                            ____________________
Form 13F Information Table Entry Total:             92
                                            ____________________
Form 13F Information Table Value Total:  $       91,800.85
                                            ____________________
                                                (thousands)


Due to a programming error, certain positions under the shared investment discretion of Goldman Sachs Group, Inc. (The) and Goldman, Sachs & Co.,
Goldman Sachs Asset management, L.P., Goldman Sachs Execution & Clearing, L.P., The Ayco Company, L.P., and Goldman Sachs Trust Company, N.A. (The) were omitted from our initial 4th quarter filing for 2006. This Amendment sets forth those reportable positions that were erroneously excluded from the referenced filing released on February 14, 2007, which has been restated and filed on April 23, 2007.


Information for which Goldman, Sachs & Co. is requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other included Managers:
Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed(other than the one filing this report):

[If there are no entries in this list, state 'NONE' and omit the column headings and list entries.]

13F file Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ------------------------------------------
 2.  28-00687     Goldman, Sachs & Co.
   ------------- ------------------------------------------
 3.  28-10981     Goldman Sachs Asset Management, L.P.
   ------------- ------------------------------------------
 7.  28-10292     Goldman Sachs Execution & Clearing, L.P.
   ------------- ------------------------------------------
 8.  28-06738     The Ayco Company, L.P.
   ------------- ------------------------------------------
 9.  28-12021     Goldman Sachs Trust Company, N.A. (The)
   ------------- ------------------------------------------


                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1
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


ITEM 1                                       ITEM 2 ITEM 3   ITEM 4         ITEM 5            ITEM 6 ITEM 7         ITEM 8

                                                                                                              VOTING AUTHORITY
                                                              FAIR
                                          TITLE              MARKET    SHARES OR SH/ PUT/ INV   OTHER
NAME OF ISSUER                            OF     CUSIP        VALUE    PRINCIPAL PRN CAL  DSCR  MANA-    SOLE     SHARED     NONE
                                          CLASS  NUMBER     (x$1000)      AMOUNT (A) (B)  (C)   GERS     (A)        (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------


ADAPTEC INC 3.00% 03/05/2007              CNV 00651FAE8        19.95      20,000 PRN     SH-DEF 2        20,000         0          0
AFFYMAX INC                               CMN 00826A109       919.08      27,000 SH      SH-DEF 3        27,000         0          0
ALZA CORP 0.00% 07/14/2014                CNV 022615AC2       199.92     119,000 PRN     SH-DEF 2       119,000         0          0
ALZA CORP  0.0% 07/28/2020 SR B           CNV 02261WAB5        45.38      50,000 PRN     SH-DEF 2             0         0     50,000
AMERICAN INTL GRP INC 0.50% 05/15/2007    CNV 026874AN7        82.32      84,000 PRN     SH-DEF 2        84,000         0          0
AMERICAN TOWER CORP 5.00% 02/15/2010      CNV 029912AF9        18.93      19,000 PRN     SH-DEF 2        19,000         0          0
AMGEN INC 0.00% 03/01/2032                CNV 031162AE0       149.75     200,000 PRN     SH-DEF 2       200,000         0          0
AMKOR TECHNOLOGY INC 5.00% 03/15/2007     CNV 031652AH3        18.93      19,000 PRN     SH-DEF 2        19,000         0          0
ARIES MARITIME TRANSPORT LTD              CMN G0474B105     1,632.42     178,017 SH      SH-DEF 2       178,017         0          0
ARLINGTON TANKERS LTD                     CMN G04899103     2,864.23     122,560 SH      SH-DEF 2       122,560         0          0
ASSISTED LIVING CONCEPTS INC              CMN 04544X102     1,223.00     123,660 SH      SH-DEF 3       109,560         0     14,100
BANCO BILBAO VIZCAYA ARGENTARIA SP ADR    CMN 05946K101       230.83       9,594 SH      SH-DEF 2         7,818         0      1,776
BLACKROCK INCM OPPTY TR INC               CMN 092475102       177.37      17,271 SH      SH-DEF 7        17,271         0          0
BLACKROCK MUNI INCM TR                    CMN 09248F109       230.10      13,000 SH      SH-DEF 2           300         0     12,700
BLUE CHIP VALUE FD INC                    CMN 095333100     6,092.91   1,022,300 SH      SH-DEF 2     1,022,300         0          0
BOK FNCL CORP NEW                         CMN 05561Q201       218.00       3,965 SH      SH-DEF 3         3,965         0          0
CADENCE PHARMACEUTICALS INC               CMN 12738T100       947.80      76,932 SH      SH-DEF 3        76,932         0          0
CASS INFORMATION SYSTEMS INC              CMN 14808P109       188.14       5,200 SH      SH-DEF 3         5,200         0          0
CASS INFORMATION SYSTEMS INC              CMN 14808P109       153.76       4,250 SH      OTHER  9,3           0     4,250          0
CENTERPOINT ENERGY RE 6.00% 03/15/2012    CNV 655419AC3        29.15      29,300 PRN     SH-DEF 2             0         0     29,300
CIPHERGEN BIOSYSTEMS INC                  CMN 17252Y104        83.27      93,560 SH      SH-DEF 2        93,560         0          0
COASTAL FNCL CORP SC                      CMN 19046E105       246.58      14,721 SH      SH-DEF 2         4,737         0      9,984
COLOR KINETICS INC                        CMN 19624P100       209.42       9,809 SH      SH-DEF 2         6,852         0      2,957
COMPASS DIVERSIFIED TR                    CMN 20451Q104       204.74      11,938 SH      SH-DEF 2         5,938         0      6,000
COMPTON PETROLEUM CORP                    CMN 204940100     1,396.94     153,173 SH      SH-DEF 2       153,173         0          0
COSTCO COS INC  0.0% 08/19/2017           CNV 22160QAC6        45.60      38,000 PRN     SH-DEF 2         8,000         0     30,000
DECODE GENETICS INC 3.50% 04/15/2011      CNV 243586AB0       125.59     170,000 PRN     SH-DEF 2       170,000         0          0
DIGITAL RIVER INC 1.25% 01/01/2024        CNV 25388BAB0        65.70      48,000 PRN     SH-DEF 2        48,000         0          0
DIVX INC                                  CMN 255413106     1,075.06      46,600 SH      SH-DEF 3        43,991         0      2,609
DOREL INDS INC                            CMN 25822C205       338.79      12,500 SH      SH-DEF 3        12,500         0          0
DOUGLAS EMMETT INC                        CMN 25960P109    16,803.18     631,936 SH      SH-DEF 3       631,936         0          0
DTF TAX-FREE INCM INC                     CMN 23334J107       683.72      45,100 SH      SH-DEF 2             0         0     45,100
EHEALTH INC                               CMN 28238P109     4,362.34     216,924 SH      SH-DEF 3       216,924         0          0
EHEALTH INC                               CMN 28238P109       231.67      11,520 SH      SH-DEF 2        11,520         0          0
FIRST HORIZON PHARMA 1.75% 03/08/2024     CNV 32051KAC0        73.94      65,000 PRN     SH-DEF 2        65,000         0          0
FIRST SOLAR INC                           CMN 336433107     6,356.52     213,020 SH      SH-DEF 3       191,220         0     21,800
GENERAL CABLE CORP 0.875% 11/15/2013      CNV 369300AD0        74.64      70,000 PRN     SH-DEF 2        70,000         0          0
GRAFTECH INTL LTD 1.625% 01/15/2024       CNV 384313AB8     7,008.75   9,000,000 PRN     SH-DEF 3     7,250,000         0  1,750,000
GREY WOLF INC 3.75% 05/07/2023            CNV 397888AD0       100.83      85,000 PRN     SH-DEF 2        85,000         0          0
GRUBB & ELLIS RLTY ADVISORS INC UTS       CMN 400096202     2,972.30     483,300 SH      SH-DEF 2       483,300         0          0
GRUPO AEROPORTUARIO DEL SURE ADR SR B     CMN 40051E202     3,580.65      84,310 SH      SH-DEF 2        84,300         0         10
H&E EQUIPMENT SERVICES INC                CMN 404030108     3,038.71     122,677 SH      SH-DEF 2       122,677         0          0
HANOVER COMPRESSOR CO 4.75% 03/15/2008    CNV 410768AC9        66.56      68,000 PRN     SH-DEF 2        68,000         0          0
HCC INSURANCE HLDGS 1.30% 04/01/2023      CNV 404132AB8        18.46      13,000 PRN     SH-DEF 2        13,000         0          0
HERSHA HOSPITALITY TR                     CMN 427825104     3,526.22     310,954 SH      SH-DEF 2       310,954         0          0
IDEX CORP                                 CMN 45167R104       241.17       5,087 SH      SH-DEF 2         4,077         0      1,010
IPG PHOTONICS CORP                        CMN 44980X109     1,588.90      66,204 SH      SH-DEF 3        61,207         0      4,997
KANSAS CITY LIFE INSURANCE CO             CMN 484836101     1,354.76      27,052 SH      SH-DEF 2        27,052         0          0
KOREA FD INC                              CMN 500634100       578.53      16,931 SH      SH-DEF 7        16,931         0          0
KYOCERA CORP ADR                          CMN 501556203       251.08       2,646 SH      SH-DEF 2           591         0      2,055
LIBERTY ALL STAR EQTY FD                  CMN 530158104       103.05      12,431 SH      SH-DEF 7        12,431         0          0
LIBERTY MEDIA LLC 3.25% 03/15/2031        CNV 530715AR2        41.69      50,000 PRN     SH-DEF 2        50,000         0          0
LUNDIN MINING CORP                        CMN 550372106    10,129.10     274,204 SH      SH-DEF 3       254,904         0     19,300
LUXOTTICA GROUP SPA SP ADR                CMN 55068R202       260.27       8,486 SH      SH-DEF 2         6,100         0      2,386
MASCO CORP 0.00% 07/20/2031               CNV 574599AW6        34.88      75,000 PRN     SH-DEF 2        75,000         0          0
MFS INTERMEDIATE INCM TR                  CMN 55273C107        79.49      12,947 SH      SH-DEF 7        12,947         0          0
MORGAN STANLEY 2.00% 04/30/2011           CNV 617446MH9        14.70      15,000 PRN     SH-DEF 2             0         0     15,000
MORGAN STANLEY QUALITY MUNI INCM TR       CMN 61745P734     1,028.13      71,200 SH      SH-DEF 2           100         0     71,100
NEKTAR THERAPEUTICS 5.00% 02/08/2007      CNV 457191AF1        29.70      30,000 PRN     SH-DEF 2        30,000         0          0
NUVEEN MUNI VALUE FD                      CMN 670928100       219.24      21,000 SH      SH-DEF 2         1,000         0     20,000
NUVEEN NEW JERSEY INVT QUALITY MUNI FD    CMN 670971100       316.52      22,480 SH      SH-DEF 2           400         0     22,080
NUVEEN PERFORMANCE PLUS MUNI FD           CMN 67062P108       362.72      23,879 SH      SH-DEF 2           600         0     23,279
NUVEEN PREM INCM MUNI FD                  CMN 67062T100       170.19      11,985 SH      SH-DEF 7        11,985         0          0
NUVEEN QUALITY INCM MUNI FD               CMN 670977107       528.17      35,400 SH      SH-DEF 2             0         0     35,400
OMNICOM GRP INC 0.00% 02/07/2031          CNV 681919AK2        51.38      50,000 PRN     SH-DEF 2        50,000         0          0
OPTIUM CORP                               CMN 68402T107       371.76      14,900 SH      SH-DEF 3        14,900         0          0
OSI PHARMACEUTICALS 3.25% 09/08/2023      CNV 671040AD5        53.53      54,000 PRN     SH-DEF 2        54,000         0          0
PEARSON PLC SA ADR                        CMN 705015105       184.22      12,200 SH      SH-DEF 2         4,200         0      8,000
PEETS COFFEE & TEA INC                    CMN 705560100       245.50       9,356 SH      SH-DEF 2         4,356         0      5,000
PHYSICIANS FORMULA HLDGS INC              CMN 719427106     1,173.73      62,800 SH      SH-DEF 3        62,800         0          0
PINNACLE FINL PARTNERS INC                CMN 72346Q104       324.63       9,784 SH      SH-DEF 2         5,784         0      4,000
PLACER DOME INC 2.75% 10/15/2023          CNV 725906AK7        54.75      40,000 PRN     SH-DEF 2        40,000         0          0
POWERWAVE TECH INC 1.875% 11/15/2024      CNV 739363AD1         9.11      10,000 PRN     SH-DEF 2        10,000         0          0
PRIDE INTL INC 3.25% 05/01/2033           CNV 74153QAD4       148.24     118,000 PRN     SH-DEF 2       118,000         0          0
QUANTUM CORP 4.375% 08/01/2010            CNV 747906AE5        43.92      49,000 PRN     SH-DEF 2        45,000         0      4,000
SCHLUMBERGER LTD  2.125% 06/01/2023       CNV 806857AD0       192.03     117,000 PRN     SH-DEF 2       117,000         0          0
SEATTLE GENETICS INC                      CMN 812578102        54.05      10,141 SH      SH-DEF 2         4,113         0      6,028
SINOVAC BIOTECH CO LTD                    CMN P8696W104        28.89      12,400 SH      SH-DEF 2         4,900         0      7,500
SIRIUS SATELLITE RADIO 2.50% 2/15/2009    CNV 82966UAC7        11.37      11,000 PRN     SH-DEF 2        11,000         0          0
SLM CORP FRN 07/25/2035                   CNV 78442PAC0        16.96      17,000 PRN     SH-DEF 2        17,000         0          0
SYNCHRONOSS TECHNOLOGIES INC              CMN 87157B103       197.94      14,427 SH      SH-DEF 2         7,927         0      6,500
TELECOM CORP OF NEW ZEALAND LTD SP ADR    CMN 879278208       206.40       7,667 SH      SH-DEF 2         6,991         0        676
TIME WARNER TELECOM 2.375% 04/01/2026     CNV 887319AC5        20.12      16,000 PRN     SH-DEF 2        16,000         0          0
TITAN INTL INC 5.25% 07/26/2009           CNV 88830MAB8        96.75      60,000 PRN     SH-DEF 2        60,000         0          0
TOMKINS PLC SP ADR                        CMN 890030208       227.68      11,736 SH      SH-DEF 2         8,400         0      3,336
TRI-CONTINENTAL CORP                      CMN 895436103       286.46      12,800 SH      SH-DEF 3         7,200         0      5,600
TRI-CONTINENTAL CORP                      CMN 895436103       200.93       8,978 SH      SH-DEF 2           500         0      8,478
UTSTARCOM INC 0.875% 03/01/2008           CNV 918076AB6        59.06      63,000 PRN     SH-DEF 2        63,000         0          0
VAN KAMPEN CA VALUE MUNI INCM TR          CMN 92112B107       256.79      16,150 SH      SH-DEF 2             0         0     16,150
VEECO INSTRUMENTS 4.125% 12/21/2008       CNV 922417AB6        48.50      50,000 PRN     SH-DEF 8             0         0     50,000
WILLIAMS CLAYTON ENERGY INC               CMN 969490101     1,490.92      41,061 SH      SH-DEF 2        41,061         0          0
YARDVILLE NATIONAL BANCORP                CMN 985021104       280.79       7,444 SH      SH-DEF 2         3,344         0      4,100





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